Pension and Post-Retirement and Post-Employment Benefits - Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations (Detail)	Dec. 31, 2019
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	100.00%
Pension Plan Assets	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	45.00%
Pension Plan Assets	52.00%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	35.00%
Pension Plan Assets	35.00%
Other Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	20.00%
Pension Plan Assets	13.00%